Property, Plant and Equipment - Schedule of Owner-Occupied Property (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Owner-Occupied Property [Line Items]
Balance at beginning	$ 2,128,316
Depreciation for the year	(242,114)	$ (285,019)	$ (286,334)
Balance at ending	1,901,057	2,128,316
Property [Member]
Schedule of Owner-Occupied Property [Line Items]
Balance at beginning	1,848,019
Balance at ending	1,861,440	1,848,019
Office equipment [Member]
Schedule of Owner-Occupied Property [Line Items]
Balance at beginning	234
Balance at ending	245	234
Motor vehicles [Member]
Schedule of Owner-Occupied Property [Line Items]
Balance at beginning	280,018
Balance at ending	39,325	280,018
Furniture and fixtures [Member]
Schedule of Owner-Occupied Property [Line Items]
Balance at beginning	45
Balance at ending	47	45
Cost [Member]
Schedule of Owner-Occupied Property [Line Items]
Balance at beginning	2,889,102		3,013,293
Additions		396,710
Disposal	(89,369)	(439,189)
Translation adjustment	124,017	(81,712)
Balance at ending	2,923,750	2,889,102
Cost [Member] | Property [Member]
Schedule of Owner-Occupied Property [Line Items]
Balance at beginning	2,042,010		2,099,359
Additions
Disposal
Translation adjustment	89,410	(57,349)
Balance at ending	2,131,420	2,042,010
Cost [Member] | Office equipment [Member]
Schedule of Owner-Occupied Property [Line Items]
Balance at beginning	4,690		4,822
Additions
Disposal
Translation adjustment	206	(132)
Balance at ending	4,896	4,690
Cost [Member] | Motor vehicles [Member]
Schedule of Owner-Occupied Property [Line Items]
Balance at beginning	841,497		908,182
Additions		396,710
Disposal	(89,369)	(439,189)
Translation adjustment	34,362	(24,206)
Balance at ending	786,490	841,497
Cost [Member] | Furniture and fixtures [Member]
Schedule of Owner-Occupied Property [Line Items]
Balance at beginning	905		930
Additions
Disposal
Translation adjustment	39	(25)
Balance at ending	944	905
Accumulated Depreciation and Impairment Member]
Schedule of Owner-Occupied Property [Line Items]
Balance at beginning	(760,786)		(587,756)
Depreciation for the year	(242,114)	(285,019)
Disposal	19,701	93,212
Translation adjustment	(39,494)	18,777
Balance at ending	(1,022,693)	(760,786)
Accumulated Depreciation and Impairment Member] | Property [Member]
Schedule of Owner-Occupied Property [Line Items]
Balance at beginning	(193,991)		(132,959)
Depreciation for the year	(65,669)	(65,594)
Disposal
Translation adjustment	(10,320)	4,562
Balance at ending	(269,980)	(193,991)
Accumulated Depreciation and Impairment Member] | Office equipment [Member]
Schedule of Owner-Occupied Property [Line Items]
Balance at beginning	(4,456)		(3,664)
Depreciation for the year		(905)
Disposal
Translation adjustment	(195)	113
Balance at ending	(4,651)	(4,456)
Accumulated Depreciation and Impairment Member] | Motor vehicles [Member]
Schedule of Owner-Occupied Property [Line Items]
Balance at beginning	(561,479)		(450,331)
Depreciation for the year	(176,445)	(218,439)
Disposal	19,701	93,212
Translation adjustment	(28,942)	14,079
Balance at ending	(747,165)	(561,479)
Accumulated Depreciation and Impairment Member] | Furniture and fixtures [Member]
Schedule of Owner-Occupied Property [Line Items]
Balance at beginning	(860)		$ (802)
Depreciation for the year		(81)
Disposal
Translation adjustment	(37)	23
Balance at ending	$ (897)	$ (860)